Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Environmental Expenses [Line Items]
Total Disbursements	$ 18,709,151	$ 37,941,840	$ 7,387,913
Amounts Capitalized	10,939,921	35,695,948	3,448,552
Expenses	7,769,230	2,245,891	3,939,361
Disbursement amount in the future	2,068,381	5,068	1,205,829
Total Disbursements	$ 20,777,533	$ 37,946,908	$ 8,593,742
Pehuenche [Member] | Hydroelectric Central Environmental Expenditures [Member]
Environmental Expenses [Line Items]
Name	Hydroelectric Central Environmental Expenditures	Hydroelectric Central Environmental Expenditures	Hydroelectric Central Environmental Expenditures
Project	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS), thermoelectric power stations and combine cycle power stations.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS).	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS), thermoelectric power stations and combine cycle power stations.
Project Status (Finished, In progress	In progress	In progress	In progress
Total Disbursements	$ 6,786	$ 6,515	$ 16,877
Expenses	6,786	6,515	16,877
Total Disbursements	$ 6,787	$ 6,515	$ 16,877
Pehuenche [Member] | Investments in Central Hydroelectric Plants [Member]
Environmental Expenses [Line Items]
Name			Investments in Central Hydroelectric Plants
Project			Regularization fuel facilities; Regularization water and sewer system; Regularization collection wells; Fabrication and installation cubits acid spill; Normalization fenced site archeology
Project Status (Finished, In progress			In process
Total Disbursements			$ 361,712
Amounts Capitalized			361,712
Total Disbursements			$ 361,712
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Redesat [Member]
Environmental Expenses [Line Items]
Name	Vegetation Control In Redesat	Vegetation Control In Redesat	Vegetation Control In Redesat
Project	This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	It consists of the pruning of branches until reaching the safety conditions to which the foliage must be left with respect to the drivers.	This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.
Project Status (Finished, In progress	In progress	Finished	Finished
Total Disbursements	$ 306,419	$ 38,475	$ 79,956
Expenses	$ 306,419	38,475	79,956
Disbursement amount in the future			$ 982,347
Estimated future disbursement date	Dec. 31, 2017		Dec. 31, 2015
Total Disbursements	$ 306,419	$ 38,475	$ 1,062,303
Enel Distribucion Chile S.A. [Member] | Management Respel [Member]
Environmental Expenses [Line Items]
Name	Management Respel	Management RESPEL	Management Respel
Project	Dangerous waste management	Consider the costs for the removal and treatment of Hazardous Waste (final destination) generated in maintenance activities AT Networks.	Dangerous waste management
Project Status (Finished, In progress	Finished	Finished	Finished
Total Disbursements	$ 265	$ 1,955	$ 3,377
Expenses	$ 265	1,955	3,377
Estimated future disbursement date	Sep. 30, 2017
Total Disbursements	$ 265	$ 1,955	$ 3,377
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Name	Environmental management in Ssee	Environmental management in SSEE	Environmental management in Ssee
Project	Tree maintenance of SSEE and removal of brush, debris and garbage, outer perimeter.	The service consists of the weeding and control of weeds in electric power substation enclosures in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	Tree maintenance of SSEE and removal of brush, debris and garbage, outer perimeter.
Project Status (Finished, In progress	In progress	Finished	Finished
Total Disbursements	$ 239,285	$ 50,686	$ 112,437
Expenses	239,285	50,686	112,437
Disbursement amount in the future	18,644
Total Disbursements	$ 257,929	$ 50,686	$ 112,437
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee One [Member]
Environmental Expenses [Line Items]
Project	Consider all the environmental work that is done inside and outside of SSEE, as fumigation, placement and/or repair of rodent baits, irrigation system repair, waste removal, environmental inspections, garden
Project Status (Finished, In progress	Finished
Total Disbursements	$ 46,771
Expenses	$ 46,771
Estimated future disbursement date	Dec. 31, 2017
Total Disbursements	$ 46,771
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Name	Improvements in the Network M T/Bt	Improvements in the Network M T/BT	Improvements in the Network M T/Bt
Project	Traditional network replacement by protected, concentric, other	Space CAB and Pre-assembled.	Traditional network replacement by protected, concentric, other
Project Status (Finished, In progress	Finished	Finished	Finished
Total Disbursements	$ 3,066,846	$ 289,710	$ 1,841,766
Amounts Capitalized	3,066,846	289,710	1,841,766
Disbursement amount in the future	$ 1,957,246
Estimated future disbursement date	Sep. 30, 2017
Total Disbursements	$ 5,024,092	$ 289,710	$ 1,841,766
Enel Distribucion Chile S.A. [Member] | Environmental Permits [Member]
Environmental Expenses [Line Items]
Name	Environmental Permits	Environmental permits
Project	Baseline for Environmental Impact Study, execution RCA and normative, preparation of reports and sectoral permits.	DGA Studies project "Powering Line 110 kv, Ochagavia-Florida, Section TAP Santa Elena-TAP Macul" and DIA Ochagavia-Florida Section Tap Santa, Tap Macul.
Project Status (Finished, In progress	In progress	Finished
Total Disbursements	$ 68,001	$ 6,150
Amounts Capitalized	68,001	6,150
Disbursement amount in the future	$ 34,811
Estimated future disbursement date	Mar. 31, 2018
Total Disbursements	$ 102,812	$ 6,150
Enel Distribucion Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Name	Vegetation Control in Networks Mt/Bt		Vegetation Control in Networks Mt/Bt
Project	Pruning of trees near the media network and low voltage.		Pruning of trees near the media network and low voltage.
Project Status (Finished, In progress	In progress		Finished
Total Disbursements	$ 3,313,454		$ 930,940
Expenses	$ 3,313,454		930,940
Estimated future disbursement date	Dec. 31, 2017
Total Disbursements	$ 3,313,454		$ 930,940
Enel Distribucion Chile S.A. [Member] | Noise Control [Member]
Environmental Expenses [Line Items]
Name	Noise Control	Noise Control	Noise Control
Project	Noise measurement and electromagnetic fields in substation, lines and other facilities.	Measurement of noise in Sta Raquel, La Reina, Cisterna and Sta. Maria substations.	Noise measurement and electromagnetic fields in substation, lines and other facilities.
Project Status (Finished, In progress	In progress	In progress	Finished
Total Disbursements	$ 786	$ 12,920	$ 5,710
Amounts Capitalized		12,920
Expenses	$ 786		5,710
Disbursement amount in the future			$ 223,482
Estimated future disbursement date	Dec. 31, 2017		Dec. 31, 2015
Total Disbursements	$ 786	$ 12,920	$ 229,192
Enel Distribucion Chile S.A. [Member] | Asbestos Removal from Underground Cables [Member]
Environmental Expenses [Line Items]
Name	Asbestos Removal from Underground Cables
Project	Removal of fireproof tape with asbestos from the underground network MT.
Project Status (Finished, In progress	In progress
Total Disbursements	$ 166,434
Amounts Capitalized	166,434
Disbursement amount in the future	$ 37,290
Estimated future disbursement date	Dec. 31, 2017
Total Disbursements	$ 203,724
Enel Distribucion Chile S.A. [Member] | Arborizations of Substations and Sat Line [Member]
Environmental Expenses [Line Items]
Name	Arborizations of Substations and Sat Line
Project	Forest management plans, reforestations, construction and maintenance of tree-lined belts in substation.
Project Status (Finished, In progress	In progress
Total Disbursements	$ 251,740
Amounts Capitalized	251,740
Disbursement amount in the future	$ 20,390
Estimated future disbursement date	Dec. 31, 2017
Total Disbursements	$ 272,130
Enel Distribucion Chile S.A. [Member] | Management RESSOL [Member]
Environmental Expenses [Line Items]
Name		Management RESSOL
Project		This activity contemplates the clearing and pruning of the MT / BT distribution networks close to the distribution networks.
Project Status (Finished, In progress		Finished
Total Disbursements		$ 761,090
Expenses		761,090
Total Disbursements		$ 761,090
Enel Distribucion Chile S.A. [Member] | Environmental Permits [Member]
Environmental Expenses [Line Items]
Name		Environmental permits
Project		Payments will correspond to environmental commitments in the RCA that environmentally authorizes the project: Noise measurements and sectoral permits for the storage of waste
Project Status (Finished, In progress		Finished
Total Disbursements		$ 44,259
Amounts Capitalized		44,259
Total Disbursements		$ 44,259
Enel Distribucion Chile S.A. [Member] | Environmental Permits [Member]
Environmental Expenses [Line Items]
Name		Environmental permits
Project		Project day Potentiation Line 110 kv Los Almendros, El Salto, Tap Los Dominicos section.
Project Status (Finished, In progress		In progress
Total Disbursements		$ 8,856
Amounts Capitalized		8,856
Disbursement amount in the future		$ 5,068
Estimated future disbursement date		Jun. 30, 2017
Total Disbursements		$ 13,924
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/BT [Member]
Environmental Expenses [Line Items]
Name		Improvements in the Network M T/BT
Project		The service consists in the maintenance of green areas with replacement of species and turf in substation enclosures of Chilectra.
Project Status (Finished, In progress		Finished
Total Disbursements		$ 49,907
Expenses		49,907
Total Disbursements		$ 49,907
Enel Distribucion Chile S.A. [Member] | Noise Control [Member]
Environmental Expenses [Line Items]
Name		Noise Control
Project		This activity contemplates the maintenance of the easement strip of a high voltage line between 34.5 and 500 kv.
Project Status (Finished, In progress		Finished
Total Disbursements		$ 513
Expenses		513
Total Disbursements		$ 513
Enel Distribucion Chile S.A. [Member] | Environmental Consulting [Member]
Environmental Expenses [Line Items]
Name		Environmental Consulting
Project		Environmental Consulting and Calibration of Sonometer.
Project Status (Finished, In progress		Finished
Total Disbursements		$ 1,492
Expenses		1,492
Total Disbursements		$ 1,492
Enel Distribucion Chile S.A. [Member] | Environmental permits Lo Espejo- Ochagavia Line [Member]
Environmental Expenses [Line Items]
Name		Environmental permits Lo Espejo- Ochagavia Line
Project		Sectoral Environmental Permit Processing, Lo Espejo-Ochagavia Line, Tap Cisterna section
Project Status (Finished, In progress		Finished
Total Disbursements		$ 989
Amounts Capitalized		989
Total Disbursements		$ 989
Enel Generación Chile S.A. [Member] | Environmental costs in combined cycle plants [Member]
Environmental Expenses [Line Items]
Name	Environmental costs in combined cycle plants	Environmental costs in combined cycle plants
Project	The main expenses incurred are: Bocamina U1-2: Operation and maintenance, monitoring stations air quality and meteorology, Environmental audit monitoring network 1 per year. Annual Validation CEMS, Protocol Service Biomasa Environmental Materials (magazine, books) Isokinetic Measurements. Jobs SGI (Objetive NC, inspections, audits and fizcalization) ISO 14001, certification OHSAS, Operation and Maintenance Service CEMS.	The main expenses incurred are: Bocamina U1-2: Operation and maintenance, monitoring stations air quality and meteorology, Environmental audit monitoring network 1 per year. Annual Validation CEMS, Protocol Service Biomasa Environmental Materials (magazine, books) Isokinetic Measurements. Jobs SGI (Objetive NC, inspections, audits and fizcalization) ISO 14001, certification OHSAS, Operation and Maintenance Service CEMS.
Project Status (Finished, In progress	In progress	In progress
Total Disbursements	$ 1,252,355	$ 567,616
Expenses	1,252,355	567,616
Total Disbursements	$ 1,252,355	$ 567,616
Enel Generación Chile S.A. [Member] | Environmental costs in hydroelectric plants [Member]
Environmental Expenses [Line Items]
Name	Environmental costs in hydroelectric plants	Environmental costs in hydroelectric plants
Project	Studies, monitoring, laboratory analysis, retirement and final disposal of solid waste in hydroelectric power plants (C.H.)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric power plants (HPS)
Project Status (Finished, In progress	In progress	In progress
Total Disbursements	$ 251,277	$ 181,644
Expenses	251,277	181,644
Total Disbursements	$ 251,277	$ 181,644
Enel Generación Chile S.A. [Member] | Ralco Hydroelectric Plant [Member]
Environmental Expenses [Line Items]
Name	Ralco Hydroelectric Plant	Ralco Hydroelectric Plant
Project	Reforestation according to the agreement with the Catholic University and Electrification of housing in Ayin Maipu.	Plan Ralco: Reforestation according to the Agreement with the Catholic University and Electrification of housing in Ayin Maipu.
Project Status (Finished, In progress	In progress	In progress
Total Disbursements	$ 5,075,137	$ 4,497,330
Amounts Capitalized	5,075,137	4,497,330
Total Disbursements	$ 5,075,137	$ 4,497,330
Enel Generación Chile S.A. [Member] | Tal Tal Thermal Plant [Member]
Environmental Expenses [Line Items]
Name	Tal Tal Thermal Plant	Tal Tal Thermal Plant
Project	Dejection Nox TalTal: Engineering Civil Works and permits	Dejection Nox TalTal: Engineering Civil Works and permits
Project Status (Finished, In progress	In progress	In progress
Total Disbursements	$ 1,290,133	$ 3,173,813
Amounts Capitalized	1,290,133	3,173,813
Total Disbursements	$ 1,290,133	$ 3,173,813
Enel Generación Chile S.A. [Member] | El Toro Hydroelectric Plant [Member]
Environmental Expenses [Line Items]
Name	El Toro Hydroelectric Plant
Project	Withdrawal Domestic and Industrial Waste
Project Status (Finished, In progress	In progress
Enel Generación Chile S.A. [Member] | Environmental costs in thermal plants [Member]
Environmental Expenses [Line Items]
Name	Environmental costs in thermal plants	Environmental costs in thermal plants
Project	Studies, monitoring, laboratory analysis, retirement and final disposal of solid waste in thermoelectric plants (C.T.)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (Thermal Power Plants)
Project Status (Finished, In progress	In progress	In progress
Total Disbursements	$ 870,281	$ 243,264
Expenses	870,281	243,264
Total Disbursements	$ 870,281	$ 243,264
Enel Generación Chile S.A. [Member] | Central Environmental Costs [Member]
Environmental Expenses [Line Items]
Name			Central Environmental Costs
Project			Waste treatment, sanitation
Project Status (Finished, In progress			In progress
Total Disbursements			$ 2,455,575
Expenses			2,455,575
Total Disbursements			$ 2,455,575
Enel Generación Chile S.A. [Member] | CT Bocamina [Member]
Environmental Expenses [Line Items]
Name			CT Bocamina
Project			Emissions monitoring, CEMS project, NOX abatement
Project Status (Finished, In progress			In progress
Total Disbursements			$ 1,855
Amounts Capitalized			1,855
Total Disbursements			$ 1,855
Enel Generación Chile S.A. [Member] | Cems project [Member]
Environmental Expenses [Line Items]
Name			Cems project
Project			Cems C.T. Quintero project, C.T. San Isidro II project and C.T. Tal Tal project
Project Status (Finished, In progress			In progress
Total Disbursements			$ 61
Amounts Capitalized			61
Total Disbursements			$ 61
Enel Generación Chile S.A. [Member] | Regularizations C.H. [Member]
Environmental Expenses [Line Items]
Name			Regularizations C.H.
Project			Regularizations C.H.
Project Status (Finished, In progress			In progress
Total Disbursements			$ 155,485
Amounts Capitalized			155,485
Total Disbursements			$ 155,485
Enel Generación Chile S.A. [Member] | Regularizations C.H. Ralco [Member]
Environmental Expenses [Line Items]
Name			Regularizations C.H. Ralco
Project			Social Afforestation Program and Restorations Palmucho Chenqueco bypass road; Bridge reconstruction Lonquimay.
Project Status (Finished, In progress			In progress
Total Disbursements			$ 1,051,017
Amounts Capitalized			1,051,017
Total Disbursements			$ 1,051,017
GasAtacama Chile [Member] | Environmental monitoring [Member]
Environmental Expenses [Line Items]
Name	Environmental monitoring
Project	Environmental monitoring with SK Ecología operation and maintenance CEMS.
Project Status (Finished, In progress	In progress
Total Disbursements	$ 1,463,204
Expenses	1,463,204
Total Disbursements	$ 1,463,204
GasAtacama Chile [Member] | Standardization Cems [Member]
Environmental Expenses [Line Items]
Name	Standardization Cems
Project	Normalización bodegas, gestión ambiental.
Project Status (Finished, In progress	In progress
Total Disbursements	$ 1,021,630
Amounts Capitalized	1,021,630
Total Disbursements	$ 1,021,630
GasAtacama Chile [Member] | Studies, Monitoring and Disposal of Waste [Member]
Environmental Expenses [Line Items]
Name		Studies, monitoring and disposal of waste
Project		Higenization, waste treatment, pest management and control system.
Project Status (Finished, In progress		Finished
Total Disbursements		$ 78,221
Expenses		78,221
Total Disbursements		$ 78,221
GasAtacama Chile [Member] | Studies, Monitoring and Laboratory Analysis [Member]
Environmental Expenses [Line Items]
Name		Studies, monitoring and laboratory analysis
Project		Withdrawal and final disposal of solid waste in Thermal Power Plants
Project Status (Finished, In progress		In progress
Total Disbursements		$ 169,743
Expenses		169,743
Total Disbursements		$ 169,743
GasAtacama Chile [Member] | Plant ZLD (studies) [Member]
Environmental Expenses [Line Items]
Name		Plant ZLD (studies)
Project		Plant ZLD (studies)
Project Status (Finished, In progress		Finished
Total Disbursements		$ 13,470
Amounts Capitalized		13,470
Total Disbursements		$ 13,470
GasAtacama Chile [Member] | Coal Plants [Member]
Environmental Expenses [Line Items]
Name		Coal plants
Project		Emission standard (Desox y Denox Tarapacá)
Project Status (Finished, In progress		In progress
Total Disbursements		$ 27,648,451
Amounts Capitalized		27,648,451
Total Disbursements		$ 27,648,451
Eolica Canela [Member] | Environmental expenditures in power plants [Member]
Environmental Expenses [Line Items]
Name	Environmental expenditures in power plants	Environmental expenditures in power plants
Project	Water quality analysis and monitoring and Higenization Canela	Water quality analysis and monitoring and Higenization Canela
Project Status (Finished, In progress	In progress	In progress
Total Disbursements	$ 18,347	$ 94,770
Expenses	18,347	94,770
Total Disbursements	$ 18,347	$ 94,770
Eolica Canela [Member] | Central Environmental Expenses
Environmental Expenses [Line Items]
Name			Central Environmental expenses
Project			Water quality analysis and monitoring and Higenization Canela
Project Status (Finished, In progress			In progress
Total Disbursements			$ 11,376
Expenses			11,376
Total Disbursements			$ 11,376
Compania Electrica Tarapaca S.A. [Member] | Waste [Member]
Environmental Expenses [Line Items]
Name			Waste
Project			Studies, monitoring, laboratory analysis and waste disposal retirement
Project Status (Finished, In progress			Finished
Total Disbursements			$ 196,060
Expenses			196,060
Total Disbursements			$ 196,060
Compania Electrica Tarapaca S.A. [Member] | Waste treatment [Member]
Environmental Expenses [Line Items]
Name			Waste treatment
Project			Removal of non-hazardous household and industrial waste
Project Status (Finished, In progress			Finished
Total Disbursements			$ 127,053
Expenses			127,053
Total Disbursements			$ 127,053
Compania Electrica Tarapaca S.A. [Member] | Abatement Nox (LNF burners + OFA), desulfurizer and monitoring CEMS emissions [Member]
Environmental Expenses [Line Items]
Name			Abatement Nox (LNF burners + OFA), desulfurizer and monitoring CEMS emissions
Project			Abatement Nox (LNF burners + OFA), desulfurizer and monitoring CEMS emissions
Project Status (Finished, In progress			Finished
Total Disbursements			$ 9,624
Amounts Capitalized			9,624
Total Disbursements			$ 9,624
Compania Electrica Tarapaca S.A. [Member] | Afforestation (RCA) Water Eyes [Member]
Environmental Expenses [Line Items]
Name			Afforestation (RCA) Water Eyes
Project			Afforestation (RCA) Water Eyes
Project Status (Finished, In progress			Finished
Total Disbursements			$ 27,032
Amounts Capitalized			27,032
Total Disbursements			$ 27,032